Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT
Long-term debt, net of current maturities and debt issuance costs consists of the following:

		December 31, 2015
	Interest			Unamortized
	Rates at	Outstanding	Unamortized	Origination	Long-Term
(In thousands)	Dec. 31, 2015	Principal	Discount	Fees and Costs	Debt, Net
Boyd Gaming Corporation Debt:
Bank credit facility	3.75%	$1,209,725	$(2,702)	$(9,746)	$1,197,277
9.00% senior notes due 2020	9.00%	350,000	—	(7,044)	$342,956
6.875% senior notes due 2023	6.88%	750,000	—	(12,934)	$737,066
		2,309,725	(2,702)	(29,724)	2,277,299

Peninsula Gaming Debt:
Bank credit facility	4.25%	662,750	—	(14,143)	648,607
8.375% senior notes due 2018	8.38%	350,000	—	(6,357)	343,643
		1,012,750	—	(20,500)	992,250
Total long-term debt		3,322,475	(2,702)	(50,224)	3,269,549
Less current maturities		29,750	—	—	29,750
Long-term debt, net		$3,292,725	$(2,702)	$(50,224)	$3,239,799

		December 31, 2014
	Interest			Unamortized
	Rates at	Outstanding	Unamortized	Origination	Long-Term
(In thousands)	Dec. 31, 2014	Principal	Discount	Fees and Costs	Debt, Net
Boyd Gaming Corporation Debt:
Bank credit facility	3.66%	$1,387,425	$(3,589)	$(14,660)	$1,369,176
9.125% senior notes due 2018	9.13%	500,000	—	(12,235)	487,765
9.00% senior notes due 2020	9.00%	350,000	—	(1,926)	348,074
HoldCo Note	8.00%	151,740	(11,743)	(29)	139,968
		2,389,165	(15,332)	(28,850)	2,344,983

Peninsula Gaming Debt:
Bank credit facility	4.25%	742,400	—	(23,593)	718,807
8.375% senior notes due 2018	8.38%	350,000	—	(8,942)	341,058
Other	various	3	—	—	3
		1,092,403	—	(32,535)	1,059,868
Total long-term debt		3,481,568	(15,332)	(61,385)	3,404,851
Less current maturities		29,753	—	—	29,753
Long-term debt, net		$3,451,815	$(15,332)	$(61,385)	$3,375,098

Boyd Gaming Corporation Debt
Bank Credit Facility
Credit Agreement
On August 14, 2013, we entered into a Third Amended and Restated Credit Agreement (the "Boyd Gaming Credit Facility"), among the Company, certain financial institutions, Bank of America, N.A., as administrative agent and letter of credit issuer, and Wells Fargo Bank, National Association, as swing line lender. The Boyd Gaming Credit Facility replaced the Second Amended and Restated Credit Agreement (the "Prior Credit Facility") dated as of December 17, 2010.

The Boyd Gaming Credit Facility provides for: (i) a $600.0 million senior secured revolving credit facility including a $100.0 million swing loan sublimit (the "Revolving Credit Facility"); (ii) a $250.0 million senior secured term A loan (the "Term A Loan"); and (iii) a $900.0 million senior secured term B loan (the "Term B Loan"). The Revolving Credit Facility and Term A Loan mature in August 2018 (or earlier upon the occurrence or non-occurrence of certain events); The Term B Loan matures in August 2020 (or earlier upon occurrence or non-occurrence of certain events). The Term A Loan and Term B Loan were fully funded on the closing date. Proceeds from the Boyd Gaming Credit Facility were used to refinance all outstanding obligations under the Prior Credit Facility and to fund transactions costs in connection with the Boyd Gaming Credit Facility and may be used for working capital and other general corporate purposes. During the year ended December 31, 2013, we recognized approximately $20.8 million of loss on the early extinguishment of the Prior Credit Facility.

The Boyd Gaming Credit Facility includes an accordion feature which permits an increase in the Revolving Credit Facility and the issuance and increase of senior secured term loans in an amount up to the greater of: (i) $400.0 million to be comprised of increases to the Revolving Credit Facility and new or increased term loans plus $150.0 million of increases to the Revolving Credit Facility; and (ii) the maximum amount of incremental commitments which, after giving effect thereto, would not cause the Secured Leverage Ratio (as defined in the Boyd Gaming Credit Agreement) to exceed 4.25 to 1.00 on a pro forma basis, in each case, subject to the satisfaction of certain conditions.

Pursuant to the terms of the Boyd Gaming Credit Facility: (i) the loans under the Term A Loan will amortize in an annual amount equal to 5.00% of the original principal amount thereof, commencing December 31, 2013, payable on a quarterly basis; (ii) the loans under the Term B Loan will amortize in an annual amount equal to 1.00% of the original principal amount thereof, commencing December 31, 2013, payable on a quarterly basis; and (iii) beginning with the fiscal year ending December 31, 2014, the Company is required to use a portion of its annual excess cash flow to prepay loans outstanding under the Boyd Gaming Credit Facility.

Amounts Outstanding
The outstanding principal amounts under the Boyd Gaming Credit Facility are comprised of the following:

	December 31,
(In thousands)	2015	2014
Revolving Credit Facility	$240,000	$300,000
Term A Loan	183,275	221,375
Term B Loan	730,750	840,750
Swing Loan	55,700	25,300
Total outstanding principal amounts under the Boyd Gaming Credit Facility	$1,209,725	$1,387,425

At December 31, 2015 approximately $1.2 billion was outstanding under the Boyd Gaming Credit Facility and $7.1 million was allocated to support various letters of credit, leaving remaining contractual availability of $297.2 million.

Interest and Fees
The interest rate on the outstanding balance of the Revolving Credit Facility, Swing Loans and the Term A Loan is based upon, at the Company's option, either: (i) the Eurodollar rate; or (ii) the base rate, in each case, plus an applicable margin. Such applicable margin is a percentage per annum determined in accordance with a specified pricing grid based on the total leverage ratio and ranges from 2.00% to 3.00% (if using the Eurodollar rate) and from 1.00% to 2.00% (if using the base rate). A fee of a percentage per annum (which ranges from 0.25% to 0.50% determined in accordance with a specified pricing grid based on the total leverage ratio) will be payable on the unused portions of the Revolving Credit Facility.

The interest rate on the outstanding balance from time to time of the Term B Loan is based upon, at the Company's option, either: (i) the Eurodollar rate (subject to a 1.00% minimum) plus 3.00%; or (ii) the base rate plus 2.00%.

The "base rate" under the Boyd Gaming Credit Facility is the highest of (x) Bank of America's publicly-announced prime rate, (y) the federal funds rate plus 0.50%, or (z) the Eurodollar rate for a one month period plus 1.00%.

Optional and Mandatory Prepayments
Amounts outstanding under the Boyd Gaming Credit Facility may be prepaid without premium or penalty, and the unutilized portion of the commitments may be terminated without penalty, subject to certain exceptions. The Boyd Gaming Credit Facility requires that the Company prepay the loans with proceeds of certain asset sales and issuances of certain additional secured indebtedness. In addition, it requires fixed quarterly amortization of principal equal to 1.25% for Term Loan A and 0.25% for Term Loan B of the original aggregate principal amount of the respective Term Loan, and requires that the Company use a portion of its annual excess cash flow as defined in the agreement to prepay the loans.

During the year ended December 31, 2015, the Company paid $21.5 million in mandatory principal payments and $126.6 million in optional principal prepayments. During the year ended December 31, 2014, the Company paid $21.5 million in mandatory principal payments and $61.0 million in optional principal prepayments. None of these payments were subject to any prepayment premium.

Guarantees and Collateral
The Company's obligations under the Boyd Gaming Credit Facility, subject to certain exceptions, are guaranteed by certain of the Company's subsidiaries and are secured by the capital stock of certain subsidiaries. In addition, subject to certain exceptions, the Company and each of the guarantors will grant the administrative agent first priority liens and security interests on substantially all of their real and personal property (other than gaming licenses and subject to certain other exceptions) as additional security for the performance of the secured obligations under the Boyd Gaming Credit Facility.

Financial and Other Covenants
The Boyd Gaming Credit Facility contains certain financial and other covenants, including, without limitation, various covenants: (i) requiring the maintenance of a minimum consolidated interest coverage ratio 1.75 to 1.00; (ii) establishing a maximum permitted consolidated total leverage ratio (discussed below); (iii) establishing a maximum permitted secured leverage ratio (discussed below); (iv) imposing limitations on the incurrence of indebtedness; (v) imposing limitations on transfers, sales and other dispositions; and (vi) imposing restrictions on investments, dividends and certain other payments.

The maximum permitted consolidated Total Leverage Ratio is calculated as Consolidated Funded Indebtedness to twelve-month trailing Consolidated EBITDA, as defined by the Agreement. The following table provides our maximum Total Leverage Ratio during the remaining term of the Boyd Gaming Credit Facility:

	Maximum Total
For the Trailing Four Quarters Ending	Leverage Ratio
March 31, 2016 through December 31, 2016	8.25	to	1.00
March 31, 2017 through December 31, 2017	8.00	to	1.00
March 31, 2018 and thereafter	7.75	to	1.00

The maximum permitted Secured Leverage Ratio is calculated as Secured Indebtedness to twelve-month trailing Consolidated EBITDA, as defined by the Agreement. The following table provides our maximum Secured Leverage Ratio during the remaining term of the Boyd Gaming Credit Facility:

	Maximum Secured
For the Trailing Four Quarters Ending	Leverage Ratio
March 31, 2015 through December 31, 2016	4.75	to	1.00
March 31, 2017 through December 31, 2017	4.50	to	1.00
March 31, 2018 and thereafter	4.25	to	1.00

Current Maturities of Our Indebtedness
We classified certain non-extending balances under the Boyd Gaming Credit Facility as a current maturity, as such amounts come due within the next twelve months.

Senior Notes
9.00% Senior Notes due July 2020
Significant Terms
On June 8, 2012, we issued $350 million aggregate principal amount of 9.00% senior notes due July 2020 (the "9.00% Notes"). The 9.00% Notes require semiannual interest payments on January 1 and July 1 of each year, commencing on January 1, 2013. The 9.00% Notes will mature on July 1, 2020 and are fully and unconditionally guaranteed, on a joint and several basis, by certain of our current and future domestic restricted subsidiaries, all of which are 100% owned by us.

The 9.00% Notes contain certain restrictive covenants that, subject to exceptions and qualifications, among other things, limit our ability and the ability of our restrictive subsidiaries (as defined in the indenture governing the notes) to incur additional indebtedness or liens, pay dividends or make distributions or repurchase our capital stock, make certain investments, and sell or merge with other companies. In addition, upon the occurrence of a change in control (as defined in the indenture governing the notes), we will be required, unless certain conditions are met, to offer to repurchase the notes at a price equal to 101% of the principal amount of the 9.00% Notes, plus accrued and unpaid interest, if any, to, but not including, the date of purchase. If we sell assets or experience an event of loss, we will be required under certain circumstances to purchase the notes.

At any time prior to July 1, 2016, we may redeem the 9.00% Notes, in whole or in part, at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, up to but excluding, the applicable redemption date, plus a make whole premium. Subsequent to July 1, 2016, we may redeem all or a portion of the 9.00% Notes at redemption prices (expressed as percentages of the principal amount) ranging from 104.50% in 2016 to 100% in 2018 and thereafter, plus accrued and unpaid interest.

Senior Notes
6.875% Senior Notes due May 2023
Significant Terms
On May 21, 2015, we issued $750 million aggregate principal amount of 6.875% senior notes due May 2023 (the "6.875% Notes"). The 6.875% Notes require semi-annual interest payments on May 15 and November 15 of each year, commencing on November 15, 2015. The 6.875% Notes will mature on May 15, 2023 and are fully and unconditionally guaranteed, on a joint and several basis, by certain of our current and future domestic restricted subsidiaries, all of which are 100% owned by us.

The 6.875% Notes contain certain restrictive covenants that, subject to exceptions and qualifications, among other things, limit our ability and the ability of our restricted subsidiaries (as defined in the base and supplemental indentures governing the 6.875% Notes, together, the "Indenture") to incur additional indebtedness or liens, pay dividends or make distributions or repurchase our capital stock, make certain investments, and sell or merge with other companies. In addition, upon the occurrence of a change of control (as defined in the Indenture), we will be required, unless certain conditions are met, to offer to repurchase the 6.875% Notes at a price equal to 101% of the principal amount of the 6.875% Notes, plus accrued and unpaid interest and Additional Interest (as defined in the Indenture), if any, to, but not including, the date of purchase. If we sell assets or experience an event of loss, we will be required under certain circumstances to offer to purchase the 6.875% Notes.

At any time prior to May 15, 2018, we may redeem the 6.875% Notes, in whole or in part, at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest and Additional Interest, if any, up to, but excluding, the applicable redemption date, plus a make whole premium. Subsequent to May 15, 2018, we may redeem all or a portion of the 6.875% Notes at redemption prices (expressed as percentages of the principal amount) ranging from 105.156% in 2018 to 100% in 2021 and thereafter, plus accrued and unpaid interest and Additional Interest.

Debt Financing Costs
In conjunction with the issuance of the 6.875% Notes, we incurred approximately $14.0 million in debt financing costs that have been deferred and are being amortized over the term of the 6.875% Notes using the effective interest method.

Senior Notes
9.125% Senior Notes due December 2018
During second quarter 2015 we redeemed all of our 9.125% Senior Notes due December 2018 (the "9.125% Notes") at a redemption price of 104.563% plus accrued and unpaid interest and Additional Interest (as defined in the indenture governing the 9.125% Notes) to the redemption date. The redemption resulted in premium and consent fees paid of $24.0 million and a write-off of unamortized debt financing costs of $4.9 million, all of which were recognized as loss on early extinguishments of debt in our second quarter 2015 financial results.

As a result of this redemption, the 9.125% Notes have been fully extinguished.

HoldCo Note
As part of the consideration paid in the acquisition of Peninsula, Boyd Acquisition II, LLC ("HoldCo") issued a promissory note to the seller (the "HoldCo Note"). The principal balance assigned to the HoldCo Note, after purchase accounting period adjustments, was $143.0 million. The HoldCo Note provided for interest at a per annum rate equal to: (i) from the issue date to, but excluding the first anniversary of the issue date, zero percent; (ii) from the first anniversary of the issue date to but excluding the second anniversary of the issue date, six percent; (iii) from the second anniversary of the issue date to but excluding the third anniversary of the issue date, eight percent; and (iv) from and after the third anniversary of the issue date, ten percent. At the option of HoldCo, interest could be paid in cash or paid-in-kind. Accrued but unpaid interest was added to the principal balance of the HoldCo Note semi-annually. In accordance with its terms, $6.1 million and $8.7 million of accrued and unpaid interest was added to the principal balance of the HoldCo Note during 2015 and 2014, respectively.

HoldCo could prepay the obligations under the HoldCo Note at any time, in whole or in part, without premium or penalty. On November 6, 2015, HoldCo prepaid the HoldCo Note's principal balance of $157.8 million and $5.8 million of related accrued interest. As a result of this redemption, the Company recorded a loss on early extinguishment of debt of $7.9 million during fourth quarter 2015 to write-off the remaining unamortized discount and deferred finance charges.  The redemption was funded with borrowings under the Boyd Gaming Credit Facility.

Peninsula Gaming Debt
Peninsula Credit Facility
Credit Agreement
On November 20, 2012, Boyd completed its previously announced acquisition of Peninsula pursuant to the Merger Agreement and Merger Sub entered into a Credit Agreement (the "Peninsula Credit Agreement") dated as of November 14, 2012, with the lenders party thereto and Bank of America, N.A., as administrative agent, collateral agent, swing line lender, and L/C issuer. Pursuant to the terms of the Merger Agreement, upon consummation of the Merger, Peninsula assumed all assets and liabilities of Merger Sub and became the borrower under the Credit Agreement (as defined below) and, together with Peninsula Gaming Corp. upon consummation of the Finance Company Merger, the issuer of Peninsula Senior Notes (as defined below).

The Peninsula Credit Agreement provides for a $875.0 million senior secured credit facility (the "Peninsula Credit Facility"), which consists of (a) a term loan facility of $825.0 million (the "Peninsula Term Loan") and (b) a revolving credit facility of $50.0 million including a $15.0 million swing loan sublimit (the "Peninsula Revolver"). The Peninsula Term Loan was fully funded concurrently with the closing of the Peninsula Merger. A portion of the Peninsula Revolver was funded concurrently with the closing of the acquisition. The maturity date for obligations under the Peninsula Credit Facility is November 17, 2017.

First Amendment to the Peninsula Credit Agreement
On May 1, 2013, Peninsula entered into the First Amendment to the Peninsula Credit Agreement (the "Peninsula Amendment"), among Peninsula, certain financial institutions and Bank of America, N.A. ("Bank of America"), as administrative agent (in such capacity, "Administrative Agent") for the lenders. The Peninsula Amendment amends certain terms of the Peninsula Credit Agreement.

Among other things, the Peninsula Amendment: (i) decreases the applicable margin with respect to the Term Loan to 3.25% in the case of Eurodollar Rate Loans and 2.25% in the case of Base Rate Loans; (ii) reduces the minimum Eurodollar Rate with respect to the Term Loan to 1.00% per annum; (iii) requires the Company to pay a premium of 1.00% of the principal amount prepaid for full or partial repayments of Term Loans through the issuance of indebtedness having a lower interest rate than described in clause (i) above during the period of six calendar months after the effective date of the Peninsula Amendment and requires payment of an amendment fee of 1.00% during such period payable to lenders who consent to any such reduced interest rate; (iv) extends the deadline for delivery of year-end reports to 90 days after the end of each fiscal year of the Company; (v) clarifies the definition of Consolidated Adjusted EBITDA with respect to management fees; and (vi) allows quarterly amortization installments to be paid prior to the last day of the applicable quarter.

Amounts Outstanding
The outstanding principal amounts under the Peninsula Credit Facility are comprised of the following:

	December 31,
(In thousands)	2015	2014
Term Loan	$647,750	$734,000
Revolving Facility	9,000	2,000
Swing Loan	6,000	6,400
Total outstanding principal amounts under the Peninsula Credit Facility	$662,750	$742,400

At December 31, 2015, approximately $662.8 million was outstanding under the Peninsula Credit Facility and $5.0 million was allocated to support various letters of credit, leaving remaining contractual availability of $30.0 million.

Interest and Fees
The interest rate on the outstanding balance of the Peninsula Term Loan is based upon, at Peninsula's option either: (i) the Eurodollar rate plus 3.25%; or (ii) the base rate plus 2.25%. The interest rate on the outstanding balance from time to time of the Revolving Loans and Swing Loans are based upon, at Peninsula's option either: (i) the Eurodollar rate plus 4.00%; or (ii) the base rate plus 3.00%. The base rate under the Peninsula Credit Facility is the highest of (x) Bank of America's publicly-announced prime rate, (y) the federal funds rate plus 0.50%, or (z) the Eurodollar rate for a one-month period plus 1.00%. The Peninsula Credit Facility also establishes, with respect to outstanding balances under the Term Loan, a minimum Eurodollar rate for any interest period of 1.00%. In addition, Peninsula will incur a commitment fee on the unused portion of the Peninsula Credit Facility at a per annum rate of 0.50%.

Optional and Mandatory Prepayments
The Peninsula Credit Facility requires that the Company prepay the loans with proceeds of any significant asset sale or event of loss. In addition, the Peninsula Credit Facility requires fixed quarterly amortization of principal equal to 0.25% of the original aggregate principal amount of the Peninsula Term Loan beginning March 31, 2013 and requires that the Company use a portion of its annual excess cash flow to prepay the loans. The Peninsula Revolver can be terminated without premium or penalty, upon payment of the outstanding amounts owed with respect thereto. The Peninsula Term Loan can be prepaid without premium or penalty, except that a 1.0% premium would have been payable in connection with prepayments of the Peninsula Term Loan during the period of six calendar months after the effective date of the Peninsula Amendment through the issuance of indebtedness having a lower interest rate than the interest rate payable in respect of the Peninsula Term Loan.

During the years ended December 31, 2015 and 2014, the Company paid $8.3 million each year in mandatory principal payments and $78.0 million and $42.5 million, respectively, in optional principal prepayments. None of these payments were subject to any prepayment premium.

Guarantees and Collateral
Peninsula's obligations under the Peninsula Credit Facility, subject to certain exceptions, are guaranteed by Peninsula's subsidiaries and are secured by the capital stock and equity interests of Peninsula's subsidiaries. In addition, subject to certain exceptions, Peninsula and each of the guarantors granted the collateral agent first priority liens and security interests on substantially all of the real and personal property (other than gaming licenses and subject to certain other exceptions) of Peninsula and its subsidiaries as additional security for the performance of the obligations under the Peninsula Credit Facility. The obligations under the Revolver rank senior in right of payment to the obligations under the Term Loan.

Financial and Other Covenants
The Peninsula Credit Facility contains customary affirmative and negative covenants which, subject to certain exceptions, restrict or limit Peninsula’s ability and the ability of its restricted subsidiaries (as defined in the Peninsula Credit Agreement), to, among other things: (i) create liens on certain assets; (ii) make certain investments or dispositions; (iii) incur additional debt; (iv) consolidate or merge; (v) enter into certain transactions with affiliates; (vi) engage in any business substantially different from that in which they were engaged at the closing date of the Peninsula Credit Agreement; and (vii) make restricted payments, other than those allowed by the Peninsula Credit Agreement ("Restricted Payments"). Restricted Payments primarily include: (i) dividends and distributions to the Company; (ii) the Tax Amount (as defined in the Peninsula Credit Agreement), so long as Peninsula remains a pass-through entity for United States federal income tax purposes; and (iii) cash dividends to the extent no event of default would be caused, financial covenants would not exceed or be outside of applicable ratios, and the aggregate amount of all Restricted Payments does not exceed $20.0 million plus the excess cash flow not required to repay loans.

Peninsula is required to maintain: (i) maximum consolidated interest coverage ratio over each twelve month period ending on the last fiscal day of each quarter (discussed below); (ii) beginning with the fiscal quarter ended March 31, 2013, a minimum consolidated interest coverage ratio of 2.0 to 1.0 as of the end of each calendar quarter; and (iii) a maximum amount of capital expenditures for each fiscal year.

The minimum consolidated Interest Coverage Ratio is calculated as (a) the twelve-month trailing Consolidated EBITDA (as defined in the Peninsula Credit Agreement), to (b) consolidated interest expense.

The maximum permitted Consolidated Leverage Ratio (as defined in the Peninsula Credit Agreement) is calculated as Consolidated Fund Indebtedness less Excess Cash to twelve-month trailing Consolidated EBITDA. The following table provides our maximum Consolidated Leverage Ratio during the remaining term of the Peninsula Credit Facility:

	Maximum Consolidated
For the Trailing Four Quarters Ending	Leverage Ratio
March 31, 2016 through June 30, 2016	6.00	to	1.00
September 30, 2016 through December 31, 2016	5.75	to	1.00
March 31, 2107 through June 30, 2017	5.50	to	1.00
September 30, 2017 and thereafter	5.25	to	1.00

Capital Expenditures should not be made by Peninsula or any of its Restricted Subsidiaries (excluding: (i) capital expenditures which adds to or improves any existing property; and (ii) capital expenditures made prior to the first anniversary of the Funding Date relating to integration and/or transition of business systems) in an aggregate amount in excess of $20.0 million in any fiscal year; provided that no default has occurred and is continuing or would result from such expenditure.

Restricted Net Assets
Cash dividends by Peninsula to the Company are limited by the terms of the Peninsula Credit Agreement and are contingent upon compliance with the loan covenants therein. This limitation on the transferability of assets constitutes a restriction of Peninsula's net assets and is subject to certain exceptions.

Debt Financing Costs
In conjunction with the Peninsula Credit Facility and Amendment, we incurred approximately $33.8 million and $8.2 million, respectively, which has been deferred as debt financing costs and is being amortized over the term of the Peninsula Credit Facility using the effective interest method. We also incurred $2.0 million in other fees that were expensed upon execution of the Amendment and are included in other non-operating items in the consolidated statements of operations for the year ended December 31, 2013.

As a result of optional prepayments made during the years ended December 31, 2015, 2014 and 2013, we wrote-off $2.1 million, $1.5 million and $1.3 million, respectively, in deferred debt financing costs representing the pro-rated reduction in borrowing capacity.

Current Maturities of Our Indebtedness
We classified certain non-extending balances under the Peninsula Credit Facility as a current maturity, as such amounts come due within the next twelve months.

Peninsula Senior Notes
8.375% Senior Notes due February 2018
Significant Terms
On August 16, 2012, we closed an offering of $350 million aggregate principal amount of 8.375% senior notes due February 2018 (the "8.375% Notes") by Merger Sub and Boyd Acquisition Finance Corp. ("Boyd Finance Co.," and together with Merger Sub, the "Issuers"), a direct wholly owned subsidiary of Merger Sub. The 8.375% Notes were issued pursuant to an Indenture dated August 16, 2012 (the "Indenture") by and among the Issuers, and U.S. Bank National Association, as trustee (the "Trustee"). The consummation of the acquisition of Peninsula occurred on November 20, 2012, at which time, Peninsula and Peninsula Gaming Corporation assumed the obligations of the Merger Sub and Boyd Finance Co. and became the Issuers under the Indenture. The Indenture provides that the 8.375% Notes bear interest at a rate of 8.375% per annum. The Notes mature on February 15, 2018.

Prior to the consummation of the acquisition, the 8.375% Notes were not guaranteed. Upon the consummation of the acquisition, the 8.375% Notes are fully and unconditionally guaranteed, on a joint and several basis, by Peninsula's subsidiaries (other than PGP). The 8.375% Notes contain certain restrictive covenants that, subject to exceptions and qualifications limit Peninsula’s ability and the ability of its restricted subsidiaries (as defined in the Indenture) to, among other things, (i) incur additional indebtedness or liens, (ii) consolidate or merge, and (iii) pay dividends or make distributions which would cause default, violate covenant ratios or exceed certain calculated amounts. In addition, upon the occurrence of a change of control (as defined in the Indenture), we will be required, unless certain conditions are met, to offer to repurchase the notes at a price equal to 101% of the principal amount of the 8.375% Notes, plus accrued and unpaid interest, if any, to, but not including, the date of purchase. If we sell assets or experience an event of loss, we will be required, under certain circumstances, to offer to purchase the 8.375% Notes.

Subsequent to August 15, 2015, Peninsula may redeem all or a portion of the 8.375% Notes at redemption prices (expressed as percentages of the principal amount) of 104.188% through August 14, 2016 and at a redemption price of 100% beginning August 15, 2016 and thereafter, plus accrued and unpaid interest. In addition, upon the occurrence of a change of control (as defined in the Indenture), Peninsula will be required, unless certain conditions are met, to offer to repurchase the 8.375% Notes at a price equal to 101% of the principal amount of the 8.375% Notes, plus accrued and unpaid interest, if any, to, but not including, the date of purchase. If Peninsula sells assets or experiences an event of loss, they will be required under certain circumstances to offer to purchase the Notes.

The 8.375% Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, (the "Securities Act") and will be offered only to: (i) qualified institutional buyers as defined in Rule 144A under the Securities Act; and (ii) outside the United States to non-U.S. persons in compliance with Regulation S under the Securities Act.

Debt Financing Costs
In conjunction with the issuance of the 8.375% Notes, we incurred approximately $14.2 million in debt financing costs that have been deferred and are being amortized over the term of the 8.375% Notes using the effective interest method.

Covenant Compliance
As of December 31, 2015, we believe that Boyd Gaming Corporation and Peninsula were in compliance with the financial and other covenants of their respective debt instruments.

The indentures governing the notes issued by each of the Businesses contain provisions that allow for the incurrence of additional indebtedness, if after giving effect to such incurrence, the coverage ratio (as defined in the respective indentures, essentially a ratio of the Business's consolidated EBITDA to fixed charges, including interest) for the Business's trailing four quarter period on a pro forma basis would be at least 2.0 to 1.0. Should this provision prohibit the incurrence of additional debt, each Business may still borrow under its existing credit facility. At December 31, 2015, the available borrowing capacity under these credit facilities was $297.2 million at Boyd Gaming Corporation and $30.0 million at Peninsula.

Scheduled Maturities of Long-Term Debt
The scheduled maturities of Boyd Gaming long-term debt, as discussed above, are as follows:

(In thousands)	Total
For the year ending December 31,
2016	$29,750
2017	676,000
2018	812,975
2019	9,000
2020	1,044,750
Thereafter	750,000
Total outstanding principal of long-term debt	$3,322,475